Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Schedule of Deferred Tax Assets and Related Valuation Allowance

The impact of the deferred tax assets and related valuation allowance on the Company’s financial statements is as follows:

	Year Ended December 31,
	2023	2022
Deferred Tax Assets
Net operating loss carryforwards	$3,173,840	$2,491,667
Research and development tax credits	6,635	2,705
Property and equipment and operating lease liability	49,220	53,960
Valuation allowance	(3,229,695)	(2,548,331)
Net deferred tax assets	$-	$-